PREMISES AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PREMISES AND EQUIPMENT, NET
Schedule of detailed information about property, plant and equipment

As of December 31, 2019 and 2018 the premises and equipment consisted of the following:

As of December 31, 2019

		Roll - forward
	Balance at							Effect of	Balance at
Premises and equipment	January 1,			Expenses			Assets	changes in	December 31,
	2019	Acquisitions		depreciation (1)	Disposals		classified	foreign	2019
							as held for	exchange
							sale	rate
In millions of COP
Land
Cost	361,732	127,302	(2)	-	(3,662)		-	1,543	486,915
Construction in progress
Cost	2,453	34,457		-	(6,011)		-	(1)	30,898
Buildings
Cost	1,344,517	264,031	(2)	-	(6,840)		-	4,712	1,606,420
Accumulated depreciation	(330,991)	-		(32,415)	4,794		-	(2,309)	(360,921)
Furniture and fixtures
Cost	629,428	66,746		-	(50,879)		-	2,086	647,381
Accumulated depreciation	(358,934)	-		(40,593)	28,687		-	(1,716)	(372,556)
Computer equipment
Cost	896,811	148,244		-	(92,273)		(3,668)	3,021	952,135
Accumulated depreciation	(567,726)	-		(100,653)	82,777		3,796	(2,297)	(584,103)
Vehicles
Cost	1,671,850	736,568		-	(199,566)		(271,827)	111	1,937,136
Accumulated depreciation	(444,027)	(6,347)		(179,643)	14,562		91,603	(59)	(523,911)
Ongoing Imports
Cost	1,267	-		-	(1,267)		-	-	-
Leasehold improvements
Cost	314,412	30,915		-	(338,115)	(3)	-	2,290	9,502
Accumulated depreciation	(152,145)	-		(146)	152,298	(3)	-	(1,038)	(1,031)
Total premises and equipment - cost	5,222,470	1,408,263		-	(698,613)		(275,495)	13,762	5,670,387
Total premises and equipment - accumulated depreciation	(1,853,823)	(6,347)		(353,450)	283,118		95,399	(7,419)	(1,842,522)
Total premises and equipment, net	3,368,647	1,401,916		(353,450)	(415,495)		(180,096)	6,343	3,827,865
(1)	See Note 26.3 Impairment, depreciation and amortization.
(2)	Corresponds to the acquisition of a new headquarters in Bogotá.
(3)	It mainly corresponds to the reclassification to Assets by right of use as an integral part of the leased assets during the year 2019. See note 7.2 Lessee.

For 2019 there are no premises and equipment related to investments held for sale.

As of December 31, 2018

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment	January 1,		Expenses		Assets	changes in	December 31,
	2018	Acquisitions	depreciation (1)	Disposals	classified	foreign	2018
					as held for	exchange
					sale	rate
In millions of COP
Land
Cost	337,362	20,924	-	(6,079)	-	9,525	361,732
Construction in progress
Cost	5,129	6,485	-	(8,448)	-	(713)	2,453
Buildings
Cost	1,304,539	21,817	-	(34,850)	(5,916)	58,927	1,344,517
Accumulated depreciation	(285,118)	-	(29,199)	2,913	-	(19,587)	(330,991)
Furniture and fixtures
Cost	601,275	28,221	-	(24,861)	-	24,793	629,428
Accumulated depreciation	(334,054)	-	(36,073)	18,695	-	(7,502)	(358,934)
Computer equipment
Cost	782,476	142,451	-	(50,282)	(4,708)	26,874	896,811
Accumulated depreciation	(497,976)	-	(80,980)	47,345	4,578	(40,693)	(567,726)
Vehicles
Cost	1,410,709	679,356	-	(249,771)	(170,145)	1,701	1,671,850
Accumulated depreciation	(371,276)	(231)	(145,529)	11,673	61,988	(652)	(444,027)
Ongoing Imports
Cost	3,502	3,053	-	(5,288)	-	-	1,267
Leasehold improvements
Cost	297,500	19,180	-	(7,737)	-	5,469	314,412
Accumulated depreciation	(126,663)	-	(25,970)	7,188	-	(6,700)	(152,145)
Total premises and equipment - cost	4,742,492	921,487	-	(387,316)	(180,769)	126,576	5,222,470
Total premises and equipment - accumulated depreciation	(1,615,087)	(231)	(317,751)	87,814	66,566	(75,134)	(1,853,823)
Total premises and equipment, net	3,127,405	921,256	(317,751)	(299,502)	(114,203)	51,442	3,368,647
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2018 the premises and equipment of Assets held for sale consist of:

		Roll - forward
	Balance at					Effect of	Balance at
Premises and equipment	January 1,		Expenses		Assets	changes in	December 31,
	2018	Acquisitions	depreciation	Disposals	classified	foreign	2018
					as held for	exchange
					sale	rate
In millions of COP
Furniture and Fixtures
Cost	111	-	-	-	-	(1)	110
Accumulated depreciation	(95)	-	(9)	-	-	2	(102)
Computer equipment
Cost	113	-	-	-	-	7	120
Accumulated depreciation	(86)	-	(12)	-	-	(14)	(112)
Vehicles
Cost	142,647	84,344	-	(1,850)	(26,913)	12,453	210,681
Accumulated depreciation	(33,221)	(54)	(24,833)	365	13,446	(2,044)	(46,341)
Total premises and equipment - cost	142,871	84,344	-	(1,850)	(26,913)	12,459	210,911
Total premises and equipment - accumulated depreciation	(33,402)	(54)	(24,854)	365	13,446	(2,056)	(46,555)
Total premises and equipment, net	109,469	84,290	(24,854)	(1,485)	(13,467)	10,403	164,356